Statement of Operations (USD $)	3 Months Ended		12 Months Ended		115 Months Ended	118 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Revenues [Abstract]
License revenue					$ 1,500,000	$ 1,500,000
Operating expenses:
General and administrative	(496,103)	(263,081)	(1,525,257)	(2,489,235)	(9,650,407)	(10,146,510)
Research and development	(215,793)	(337,837)	(5,248,669)	(667,474)	(8,246,775)	(8,462,568)
Total operating expenses	(711,896)	(600,918)	(6,773,926)	(3,156,709)	(17,897,182)	(18,609,078)
Loss from operations	(711,896)	(600,918)	(6,773,926)	(3,156,709)	(16,397,182)	(17,109,078)
Other income (expenses):
Change in fair value of derivative liabilities	7,329,526		(12,877,675)	(3,688,353)	(16,566,028)	(9,236,502)
Interest income				12,753	69,447	69,447
Interest expense	(123,800)	(29,419)	(220,307)	(27,721)	(1,088,896)	(1,212,696)
Total other income (expenses)	7,205,726	(29,419)	(13,097,982)	(3,703,321)	(17,585,477)	(10,379,751)
Net income (loss)	$ 6,493,830	$ (630,337)	$ (19,871,908)	$ (6,860,030)	$ (33,982,659)	$ (27,488,829)
Net income (loss) per common share - basic	$ 0.13	$ (0.03)
Net income (loss) per common share - diluted	$ 0.03	$ (0.03)	$ (0.82)	$ (0.32)
Weighted average number of common shares outstanding - basic	49,835,111	24,023,834
Weighted average number of common shares outstanding - diluted	209,606,969	24,023,834	24,292,670	21,664,974